Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

14. ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income, net of tax, at December 31, are as follows:

	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2009	$3,426	$(6)	$3,420
Activity in 2010	989	(17)	972
Balance at December 31, 2010	4,415	(23)	4,392
Activity in 2011	3,507	116	3,623
Balance at December 31, 2011	$7,922	$93	$8,015

The amounts in the unrealized gains on securities column are net of reclassification adjustments of $145, $47 and $(321) net of tax, in 2011, 2010 and 2009, respectively, for net realized gains (losses) on sales of securities included in net income. The amounts in the OTTI column are net of reclassification adjustments of $(14) and $(96), net of tax, in 2011 and 2009 respectively, for net realized losses on sales of securities included in net income. There were no reclassification adjustments for realized gains or losses in 2010.